Consolidated Balance Sheets (Parenthetical) - USD ($)	5 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	2,000,000	2,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Stock issued during period value new issues	$ 146,170,277
Common Class A [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	230,000,000	230,000,000
Common stock shares issued	4,523,969	4,498,339
Common stock shares outstanding	4,523,969	4,498,339
Common stock shares subject to redemption	11,853,653	11,879,283
Temporary equity, par or stated value per share	$ 10.15	$ 10.15
Common Class B [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000	20,000,000
Common stock shares issued	4,312,500	4,094,406
Common stock shares outstanding	4,312,500	4,094,406
Common Class B [Member] | Over-Allotment Option [Member]
Shares issued share based payment arrangement forfeited	218,094